Basis of Presentation and Summary of Significant Accounting Policies	12 Months Ended
Sep. 27, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation and Summary of Significant Accounting Policies
Basis of Presentation and Summary of Significant Accounting Policies
Basis of Presentation—The accompanying financial statements reflect the consolidated operations of Covidien plc, a company incorporated in Ireland, and its subsidiaries. The consolidated financial statements have been prepared in United States dollars, in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP). The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make use of estimates and assumptions that affect the reported amount of assets and liabilities, disclosure of contingent assets and liabilities, and the reported amounts of revenues and expenses. Actual results may differ from those estimates.
Separation from Tyco International Ltd.—Effective June 29, 2007, Covidien became the parent company owning the former healthcare businesses of Tyco International Ltd. On June 29, 2007, Tyco International distributed all of its shares of Covidien, as well as its shares of its former electronics businesses (TE Connectivity Ltd.), to Tyco International shareholders (the 2007 separation).
Separation of Mallinckrodt plc—On May 23, 2013, Covidien’s board of directors declared a special dividend distribution of all of the outstanding ordinary shares of Mallinckrodt plc, the company formed to hold Covidien’s Pharmaceuticals business. On June 28, 2013, Covidien shareholders received one ordinary share of Mallinckrodt for every eight ordinary shares of Covidien held at the close of business on June 19, 2013 (the 2013 separation). Covidien has received a ruling from the U.S. Internal Revenue Service (IRS) that the separation qualifies as a tax-free distribution to Covidien and its shareholders for U.S. federal income tax purposes.
Fiscal Year—The Company reports its results based on a “52-53 week” year ending on the last Friday of September. Fiscal 2013 and 2012 consisted of 52 weeks and ended on September 27, 2013 and September 28, 2012, respectively. Fiscal 2011 ended on September 30, 2011 and consisted of 53 weeks. For fiscal years in which there are 53 weeks, the fourth quarter reporting period will include 14 weeks, with the next such occurrence taking place in fiscal 2016.
Principles of Consolidation—The Company consolidates entities in which it owns or controls more than fifty percent of the voting shares or has the ability to control through similar rights. All intercompany transactions have been eliminated. The results of entities acquired or disposed of are included in the consolidated financial statements from the effective date of acquisition or up to the date of disposal.
Revenue Recognition—The Company recognizes revenue for product sales when title and risk of loss have transferred from the Company to the buyer, which may be upon shipment or upon delivery to the customer site, based on contract terms or legal requirements in non-U.S. jurisdictions.
Customers may also require the Company to maintain consignment inventory at the customer’s location. The Company recognizes revenues and costs associated with consignment inventory upon the notification of usage by the customer.
The Company sells products both direct to end user customers and through distributors who resell the products to end user customers. Rebates are provided to certain distributors that sell to end user customers at prices determined in accordance with a contract between the Company and the end user customer. Provisions for rebates, as well as sales discounts and returns, are accounted for as a reduction of sales when revenue is recognized and are included in the reserve for returns, rebates and sales allowances within accounts receivable trade on the consolidated balance sheets. Rebates are estimated based on sales terms, historical experience and trend analyses. In estimating rebates, the Company considers the lag time between the point of sale and the payment of the distributor’s rebate claim, distributor-specific sales trend analyses, contractual commitments, including stated rebate rates, and other relevant information. The Company adjusts reserves to reflect differences between estimated and actual experience, and records such adjustment as a reduction of sales in the period of adjustment. Rebates charged against gross sales amounted to $2.363 billion, $2.418 billion and $2.264 billion in fiscal 2013, 2012 and 2011, respectively.
In certain circumstances, the Company enters into arrangements in which it provides multiple deliverables to its customers. Agreements with multiple deliverables are divided into separate units of accounting. Total revenue is first allocated among the deliverables based upon their relative fair values. Revenue is then recognized for each deliverable in accordance with the principles described above. Fair values are determined based on the prices at which the individual deliverables are regularly sold to other third parties.
Taxes collected from customers relating to product sales and remitted to governmental authorities are accounted for on a net basis. Accordingly, such taxes are excluded from both net sales and expenses.
Shipping and Handling Costs—Shipping and handling costs are included in cost of goods sold.
Research and Development—Internal research and development costs are expensed as incurred. Research and development expenses include salary and benefits, allocated overhead and occupancy costs, clinical trial and related clinical manufacturing costs, contract services and other costs.
Amounts related to research and development collaborations with third parties are expensed as incurred up to the point of regulatory approval. Third-party costs, including certain licensing related payments, subsequent to regulatory approval are capitalized and amortized over the estimated useful life of the related product. Amounts capitalized for such costs are included in intangible assets, net of accumulated amortization.
Advertising—Advertising costs are expensed when incurred and are included in selling, general and administrative expenses. Advertising expense included in continuing operations was $60 million, $55 million and $57 million in fiscal 2013, 2012 and 2011, respectively.
Currency Translation—For the Company’s non-U.S. subsidiaries that transact in a functional currency other than U.S. dollars and do not operate in highly inflationary environments, assets and liabilities are translated into U.S. dollars using fiscal year-end exchange rates. Revenues and expenses are translated at the average exchange rates in effect during the related month. The net effect of these translation adjustments is shown in the consolidated financial statements as a component of accumulated other comprehensive income. For subsidiaries operating in highly inflationary environments or where the functional currency is different from local currency, non-monetary assets and liabilities are translated at the rate of exchange in effect on the date the assets were acquired or assumed, while monetary assets and liabilities are translated at fiscal year-end exchange rates. Translation adjustments of these subsidiaries are included in net income. Gains and losses resulting from foreign currency transactions are also included in net income.
Cash and Cash Equivalents—The Company considers all highly liquid investments purchased with maturities of three months or less from the time of purchase to be cash equivalents.
Accounts Receivable and Allowance for Doubtful Accounts—Trade accounts receivable are presented net of an allowance for doubtful accounts. The allowance for doubtful accounts reflects an estimate of losses inherent in the Company’s accounts receivable portfolio determined on the basis of historical experience, specific allowances for known troubled accounts and other available evidence. Accounts receivable are written off when management determines they are uncollectible.
Inventories—Inventories are recorded at the lower of cost or market value, primarily using the first-in, first-out convention. The Company reduces the carrying value of inventories for those items that are potentially excess, obsolete or slow-moving based on changes in customer demand, technology developments or other economic factors.
Property, Plant and Equipment—Property, plant and equipment are stated at cost less accumulated depreciation. Major renewals and improvements are capitalized, while routine maintenance and repairs are expensed as incurred. Depreciation for property, plant and equipment assets, other than land and construction in progress, is based upon the following estimated useful lives, using the straight-line method:

Buildings	10 to 40 years
Leasehold improvements	Lesser of expected remaining term of lease or economic useful life of asset
Machinery and equipment	3 to 15 years

The Company capitalizes certain computer software and development costs incurred in connection with developing or obtaining software for internal use. These costs are included in machinery and equipment and are amortized over the estimated useful lives of the software.
Upon retirement or other disposal of property, plant and equipment, the cost and related amount of accumulated depreciation are eliminated from the asset and accumulated depreciation accounts, respectively. The difference, if any, between the net asset value and the proceeds is included in net income.
The Company assesses the recoverability of assets using undiscounted cash flows whenever events or circumstances indicate that the carrying value of an asset may not be recoverable. If an asset is found to be impaired, the amount recognized for impairment is equal to the difference between the carrying value of the asset and the present value of future cash flows or other reasonable estimate of fair value.
Business Combinations—Amounts paid for acquisitions are allocated to the tangible assets acquired and liabilities assumed based on their estimated fair values at the date of acquisition. The Company then allocates the purchase price in excess of net tangible assets acquired to identifiable intangible assets, including purchased research and development. The fair value of identifiable intangible assets is based on detailed valuations that use information and assumptions provided by management. The Company allocates any excess purchase price over the fair value of the net tangible and intangible assets acquired to goodwill.
The Company’s purchased research and development represents the estimated fair value as of the acquisition date of in-process projects that have not reached technological feasibility. The primary basis for determining technological feasibility of these projects is obtaining regulatory approval.
The valuation of in-process research and development (IPR&D) is determined using the discounted cash flow method. In determining the value of IPR&D, the Company considers, among other factors, the stage of completion of the projects, the technological feasibility of the projects, whether the projects have an alternative future use and the estimated residual cash flows that could be generated from the various projects and technologies over their respective projected economic lives. The discount rate used is determined at the time of acquisition and includes a rate of return which accounts for the time value of money, as well as risk factors that reflect the economic risk that the cash flows projected may not be realized.
The value attributable to IPR&D projects at the time of acquisition is capitalized as an indefinite-lived intangible asset and tested for impairment until the project is completed or abandoned. Upon completion of the project, the indefinite-lived intangible asset is then accounted for as a finite-lived intangible asset and amortized on a straight-line basis over its estimated useful life. If the project is abandoned, the indefinite-lived intangible asset is charged to expense.
In connection with acquisitions, the Company may be required to pay future consideration that is contingent upon the achievement of certain milestones, such as revenue, regulatory or commercialization based milestones. As of the acquisition date, the Company records a contingent liability representing the estimated fair value of the contingent consideration that it expects to pay. The Company remeasures these liabilities each reporting period and records changes in the fair value in the consolidated statement of income. A contingent payment is classified as a financing activity in the consolidated statement of cash flows to the extent it was recorded as a liability as of the acquisition date. Any additional amount paid in excess of the amount initially accrued is classified as an operating activity in the consolidated statement of cash flows.
Goodwill and Other Intangible Assets—Goodwill represents the excess of the purchase price of an acquired entity over the amounts assigned to assets and liabilities assumed in a business combination. The Company tests goodwill for impairment during the fourth quarter of each year, or more frequently if impairment indicators arise. The Company utilizes a two-step approach. The first step requires a comparison of the carrying value of the reporting units to the fair value of these units. The Company estimates the fair value of its reporting units through internal analyses and valuation, utilizing an income approach based on the present value of future cash flows. If the carrying value of a reporting unit exceeds its fair value, the Company will perform the second step of the goodwill impairment test to measure the amount of impairment loss, if any. The second step of the goodwill impairment test compares the implied fair value of a reporting unit’s goodwill with its carrying value. To determine the implied fair value of goodwill, the Company allocates the fair value of a reporting unit to all of the assets and liabilities of that unit, including intangible assets, as if the reporting unit had been acquired in a business combination. Any excess of the value of a reporting unit over the amounts assigned to its assets and liabilities represents the implied fair value of goodwill.
Intangible assets acquired in a business combination are recorded at fair value, while intangible assets acquired in other transactions are recorded at cost. Intangible assets with finite useful lives are amortized using the straight-line method over the following estimated useful lives of the assets:

Completed technology	10 to 20 years
Customer relationships	7 to 30 years
Other	5 to 40 years

Amortization expense related to completed technology and certain other intangible assets is included in cost of goods sold, while amortization expense related to intangible assets that contribute to the Company’s ability to sell, market and distribute products is included in selling, general and administrative expenses. The Company reviews intangible assets for impairment by comparing the fair value of the assets, estimated using an income approach, with their carrying value. If the carrying value exceeds the fair value of the intangible asset, the amount recognized for impairment is equal to the difference between the carrying value of the asset and the present value of future cash flows. The Company assesses the remaining useful life and the recoverability of finite-lived intangible assets whenever events or circumstances indicate that the carrying value of an asset may not be recoverable. Indefinite-lived intangible assets are tested for impairment at least annually.
Costs Associated with Exit Activities—The Company accrues employee termination costs associated with ongoing benefit arrangements, which includes benefits provided as part of the Company’s domestic severance policy or that are provided in accordance with international statutory requirements, if the obligation is attributed to prior services rendered, the rights to the benefits have vested and the payment is probable and the amount can be reasonably estimated. The Company generally records employee termination benefits that represent a one-time benefit into expense over the future service period, if any. In addition, in conjunction with an exit activity, the Company may offer voluntary termination benefits to employees. These benefits are recorded when the employee accepts the termination benefits and the amount can be reasonably estimated. Other costs associated with exit activities may include distributor cancellation fees, costs related to leased facilities to be abandoned or subleased and asset impairments.
Contingencies—The Company is subject to various legal proceedings that arise in the ordinary course of business, including patent infringement, products liability and environmental matters. The Company records accruals for contingencies when it is probable the liability has been incurred and the amount can be reasonably estimated. The Company discounts environmental liabilities using a risk-free rate of return when the obligation is fixed or reasonably determinable. The impact of the discount was not material in any period presented. Legal fees, other than those pertaining to environmental matters, are expensed as incurred. Insurance recoveries related to potential claims are recognized up to the amount of the recorded liability when coverage is confirmed and the estimated recoveries are probable of payment. These recoveries are not netted against the related liabilities for financial statement presentation.
Guaranteed Tax Liabilities—The Company has guarantee commitments and indemnifications with Tyco International and TE Connectivity, which relate to certain contingent tax liabilities. These arrangements were valued upon separation from Tyco International using appraisals and a liability related to these guarantees was recorded. Each reporting period, the Company evaluates the potential loss which it believes is probable. To the extent such potential loss exceeds the amount of the liability recorded on the consolidated balance sheet, an adjustment is recorded to increase the liability to the amount of such potential loss. To date, this guarantee has not been amortized into income because there has been no predictable pattern of performance. As a result, the liability generally will be reduced upon the Company’s release from its obligations, which may not occur for some years, or, as payments are made to indemnified parties. The impact of such payments is considered in the periodic evaluation of the sufficiency of the liability.
Income Taxes—Deferred tax assets and liabilities are recognized for the expected future tax consequences of events that have been reflected in the consolidated financial statements. Deferred tax assets and liabilities are determined based on the differences between the book and tax bases of assets and liabilities and operating loss carryforwards, using tax rates expected to be in effect for the years in which the differences are expected to reverse. A valuation allowance is provided to reduce net deferred tax assets if, based upon the available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.
The Company determines whether it is more likely than not that a tax position will be sustained upon examination. The tax benefit of any tax position that meets the more-likely-than-not recognition threshold is calculated as the largest amount that is more than 50% likely of being realized upon resolution of the uncertainty. To the extent a full benefit is not expected to be realized on the uncertain tax position, an income tax liability is established. Interest and penalties on income tax obligations, including uncertain tax positions, are included in income tax expense.
The calculation of the Company’s tax liabilities involves dealing with uncertainties in the application of complex tax regulations in a multitude of jurisdictions across the Company’s global operations. Due to the complexity of some of these uncertainties, the ultimate resolution may result in a payment that is significantly different from current estimates of the tax liabilities. If the Company’s estimate of tax liabilities proves to be less than the ultimate assessment, an additional charge to expense would result. If payment of these amounts ultimately proves to be less than the recorded amounts, the reversal of the liabilities may result in income tax benefits being recognized in the period when it is determined that the liabilities are no longer necessary. A significant portion of these potential tax liabilities are recorded in non-current income taxes payable on the consolidated balance sheets as payment is not expected within one year.
Recently Adopted Accounting Pronouncements—In May 2011, the Financial Accounting Standards Board (FASB) updated the accounting guidance related to fair value measurements. This amendment results in convergence of fair value measurement and disclosure requirements between U.S. GAAP and International Financial Reporting Standards. The Company adopted this amendment in fiscal 2012. The required disclosures regarding fair value measurements are presented in note 15.
In December and June 2011, the FASB issued an amendment to the requirements for the presentation of comprehensive income. Under this amendment, the Company can present items of net income and other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The Company early adopted this amendment in fiscal 2012 and elected to present this information in two separate statements.